Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-tax Income:
Pre-tax income	$ 21,003	$ 19,723	$ 18,138
Total reportable segment
Pre-tax Income:
Pre-tax income	22,904	20,923	19,323
Elimination of internal transactions
Pre-tax Income:
Pre-tax income	(1,243)	(957)	(744)
Unallocated to segments
Pre-tax Income:
Amortization of acquired intangible assets	(629)	(512)	(489)
Acquisition related charges	(46)	(46)	(9)
Non-operating retirement-related costs	72	414	509
Unallocated corporate amounts	$ (56)	$ (98)	$ (453)